Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

November 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Funds (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Salomon Brothers Strategic Bond Fund (the “Acquired Fund”), a series of Salomon Brothers Series Funds Inc, into Legg Mason Partners Diversified Strategic Income Fund (the “Fund”), a series of the Trust (the “Reorganization”).

The Reorganization is part of the fund integration and restructuring project involving the open-end investment companies that were formerly sponsored by Citigroup Inc. and are now sponsored by Legg Mason & Co, Inc. (“Legg Mason”). The Registration Statement is similar to the Form N-14s that were filed on July 21, 2006 and September 22, 2006 by other Legg Mason Partners and Salomon Brothers Funds. The enclosed Form N-14 incorporates, to the extent relevant, comments provided by Richard Pfortde, Kimberly Browning, Vincent Di Stefano and Kevin Rupert of the SEC Staff on those filings.

Please note that the Proxy Statement/Prospectus filed as part of the Registration Statement refers to the Acquired Fund as “Legg Mason Partners Strategic Bond Fund” and to Salomon Brothers Series Funds Inc as “Legg Mason Partners Series Funds, Inc”. The Salomon Brothers Funds will change their names to Legg Mason Partners Funds effective November 20, 2006, so the Acquired Fund will have the Legg Mason Partners fund name when the Registration Statement becomes effective. Please also note that the Registration Statement registers Class Y shares of the Fund to be issued in the Reorganization, but that Class Y shares are referred to in the Proxy Statement/Prospectus as “Class I shares.” Class Y shares of the Fund will be redesignated as Class I shares effective November 20, 2006.

Pursuant to Rule 488, the Registration Statement designates an effective date of December 3, 2006.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Richard Pfordte, Esq., Division of Investment Management
Kimberly Browning, Esq., Division of Investment Management
Harris C. Goldblat, Esq., Legg Mason & Co., Inc.
Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP
Benjamin J. Haskin, Willkie Farr & Gallagher LLP